General information	12 Months Ended
Jun. 30, 2019
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General information

Note 1. General information

The financial statements cover Kazia Therapeutics Limited as a consolidated entity consisting of Kazia Therapeutics Limited and its subsidiaries. The financial statements are presented in Australian dollars, which is Kazia Therapeutics Limited’s functional and presentation currency.

Kazia Therapeutics Limited is a listed public company limited by shares, incorporated and domiciled in Australia. Its registered office and principal place of business is:

Three International Towers

Level 24, 300 Barangaroo Avenue

Sydney NSW 2000

The financial statements were authorised for issue, in accordance with a resolution of Directors, on 21 October 2019. The Directors have the power to amend and reissue the financial statements.